STOCKHOLDERS’ EQUITY (DEFICIT)	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
Restructuring Cost and Reserve [Line Items]
STOCKHOLDERS’ EQUITY (DEFICIT)

NOTE 10: STOCKHOLDERS’ EQUITY (DEFICIT)

On September 28, 2022, the Company’s Board of Directors approved the increasing of the authorized capital to 505,000,000 shares consisting of 500,000,000 shares of common stock (from 200,000,000) and 5,000,000 shares of preferred stock. The Company filed a Certificate of Amendment to the Articles of Incorporation with the Nevada Secretary of State on September 29, 2022, and the changes became effective upon filing.

As of September 30, 2022 and March 31, 2022, there were 8,400,000 shares of the Company’s common stock issued and outstanding, respectively.

The Company executed the Exchange Agreement on July 25, 2022 and pursuant to the Exchange Agreement that day acquired 100% of the outstanding shares of capital stock of White River from Ecoark, White River’s sole stockholder. In exchange the Company issued Ecoark 1,200 shares of the newly designated Series A. The Series A will become convertible into approximately 42,253,521 shares of the Company’s common stock upon such time as (A) the Company has filed a Form S-1, or other applicable form, with the SEC and such Form S-1 or other registration statement has been declared effective, or such Form 10 or other applicable form is no longer subject to comments from the Staff of the SEC, and (B) Ecoark elects to distribute shares of the Company’s common stock to Ecoark’s stockholders.

The Series A has a stated value of $30 million and has a liquidation preference over the common stock and any subsequent series of junior preferred stock equal to the stated value, plus any accrued but unpaid dividends.

Pursuant to the Exchange Agreement Mr. Randy May, Ecoark’s Chief Executive Officer, was appointed as Executive Chairman and as a director of the Company, and Mr. Jay Puchir, Ecoark’s Chief Financial Officer, was appointed as Fortium’s Chief Executive Officer and Principal Financial Officer of the Company. Effective July 28, 2022, the number of directors of the Company was fixed at five, and Danny Hames, James Cahill, Greg Landis, and Alisa Horgan were appointed as directors. Alisa Horgan is the daughter of Randy May, and wife of Richard Horgan, who was the Company’s Chief Executive Officer and sole director until after the closing of the White River acquisition.

Ecoark has advised us that it plans to spin-off the common stock issuable upon conversion of the Series A this fall, subject to regulatory approvals including the effectiveness of the Form S-1.

On July 29, 2022, the Company filed a Certificate of Designation with the Nevada Secretary of State designating a new series of preferred stock, the Series B. The single authorized share of Series B is entitled to vote with the Company’s common stock as a single class on any matter brought before the stockholders, and the Series B is entitled to a number of votes equal to the greater of (A) 100,000,000 votes, or (B) 50.1% of the Company’s voting power as of the applicable date of determination. Any outstanding Series B will be automatically cancelled upon the Company applying to have its common stock listed on a national securities exchange. As of the date of this Report, the Series B is unissued. The Board authorized the Series B because the Company is not subject to Section 13 of the Securities Exchange Act of 1934, so the protections and disclosure provided by Section 13(d) and the rules and regulations promulgated thereunder do not apply to the Company, and the Series B is intended to enable the Board to act quickly to react to any potential hostile takeover. The auto-cancellation provision was included because the super-voting rights contained in the Series B would violate the rules of a prospective national securities exchange.

From July 25, 2022 through August 1, 2022, the Company entered into agreements with directors, management and consultants pursuant to which, among other things, the Company agreed to issue a total of 17,450,000 restricted shares of common stock at prices ranging from $0.71 to $0.75 per share (combined value of $12,604,500). These issuances represent 11,950,000 shares that are service-based grants ($8,699,500 value) and 5,500,000 shares that are performance-based grants ($3,905,000 value). The performance criteria is based on the average number of gross barrels of oil produced per day (BOPD) ranging from 1,000 to 5,000 BOPD. The service- based grants vest through July 31, 2032. None of the 17,450,000 restricted shares of common stock have been issued by the transfer agent as of September 30, 2022 as none of the shares have vested. The Company has expensed $657,935 in stock-based compensation in the period ended September 30, 2022 related to these grants. This amount is reflected in additional paid in capital. In addition, as more particularly set forth in “Item 5. – Other Information”, the Company has agreed to pay its non-employee directors’ compensation as follows: $100,000 in restricted stock which will vest on the final business day of each quarter ($25,000) per quarter, and $50,000 per year ($12,500 per quarter).

On September 14, 2021, the Company issued 1,400,000 shares of common stock in the exercise of warrants for $14,000.

Stock Options

The Company’s Board of Directors approved the adoption of the 2016 Stock-Based Compensation Plan (the “2016 Plan”) on May 12, 2016.

There have been no stock options granted since 2018.

The Company determined the value of share-based compensation using the Black-Scholes fair value option-pricing model using the following weighted average assumptions for options granted during the former year ended December 31, 2018. All options stand completely vested.

Date of Grant
Expected term (years)	10
Expected volatility	283%
Risk-free interest rate	2.55%
Dividend yield	0%

As summary of option activity under the 2016 Plan as of September 30, 2022, and March 31, 2022 and changes during the periods then ended are presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance outstanding at March 31, 2021	60,421	$5.20	6.77
Granted	-	-	-
Exercised	-	-	-
Forfeited	-	-	-
Expired	-	-	-
Cancelled	-	-	-
Balance outstanding at March 31, 2022	60,421	$5.20	5.77
Exercisable at March 31, 2022	60,421	$5.20	5.77

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance outstanding at March 31, 2022	60,421	$5.20	5.77
Granted	-	-	-
Exercised	-	-	-
Forfeited	-	-	-
Expired	-	-	-
Cancelled	-	-	-
Balance outstanding at September 30, 2022	60,421	$5.20	5.27
Exercisable at September 30, 2022	60,421	$5.20	5.27

Warrants

On August 10, 2017, the Company entered into a Securities Purchase Agreement with two investors to purchase from the Company 42,510 shares of the Company’s common stock for an aggregate purchase price of $525,000. The investors received a warrant to purchase an additional 5,314 shares at an exercise price of $14.25 per share, and a warrant to purchase an additional 5,314 shares at an exercise price of $19.00 per share. Both warrants have a call provision when the Company’s common stock trades for five consecutive days at a price equal or greater than 500% of the exercise price of each warrant agreement. Both of these warrant agreements expired August 10, 2022.

On July 21, 2021, the Company entered into a Consulting Agreement with Atikin for a period of one year, expiring July 20, 2022 and issued Atikin, a company controlled by our current Chief Executive Officer, 1,400,000 warrants that have a term of five years and an exercise price of $0.01, which were issued to Atikin effective upon the execution of a definitive written agreement with a cannabis company, which occurred on September 14, 2021, the effective date of the Treehouse SPA. On September 14, 2021, 700,000 of these warrants were assigned to a third party and all 1,400,000 warrants were exercised for $14,000 immediately thereafter.

Warrants	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at March 31, 2021	10,628	$16.625	1.45	$-
Granted	-	-	-	-
Exercised		-	-	-
Forfeited or expired	-	-	-	-
Outstanding at March 31, 2022	10,628	$16.625	0.45	$-
Exercisable at March 31, 2022	10,628	$16.625	0.45	$-

Warrants	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at March 31, 2022	10,628	$16.625	0.45	$-
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited or expired	(10,628)	(16.625)	(0.45)	-
Outstanding at September 30, 2022	-	$-	-	$-
Exercisable at September 30, 2022	-	$-	-	$-

The following assumptions were used for the nine months ended September 30, 2022 and year ended March 31, 2022:

	Six Months Ended September 30, 2022	Year Ended March 31, 2022
Expected term	-	-
Expected volatility	-%	-%
Expected dividend yield	-	-
Risk-free interest rate	-%	0.10%

White River Holdings Corp [Member]
Restructuring Cost and Reserve [Line Items]
STOCKHOLDERS’ EQUITY (DEFICIT)

NOTE 9: STOCKHOLDERS’ EQUITY (DEFICIT)

The Company had 100,000,000 shares of common stock authorized at $0.000001 par value per share, and there were 60,000,000 common shares issued and outstanding at March 31, 2022 and 2021, respectively, which were all owned by Ecoark Holdings. There were 1,000 shares of preferred stock authorized at $0.000001 par value, and no shares have been issued.

There were no equity transactions for the years ended March 31, 2022 and 2021.